Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 87.99%Δ
Argentina − 0.99%
Cablevision Holding GDR	262,838	$ 907,553
Cresud ADR †	326,731	2,679,194
Grupo Clarin GDR Class B 144A #, †	77,680	140,379
IRSA Inversiones y Representaciones ADR †	489,445	2,437,436
IRSA Propiedades Comerciales ADR †	81,948	209,787
		6,374,349
Bahrain − 0.28%
Aluminium Bahrain GDR 144A #	91,200	1,777,570
		1,777,570
Brazil − 6.05%
AES Brasil Energia	310,668	790,202
Americanas	1,521,448	10,395,334
Americanas †	39,175	263,388
Arcos Dorados Holdings Class A	280,478	2,280,286
Banco Bradesco ADR	805,965	3,739,678
Banco Santander Brasil ADR	53,466	411,688
BRF ADR †	788,900	3,131,933
Getnet Adquirencia e Servicos para Meios de Pagamento ADR	6,683	10,359
Itau Unibanco Holding ADR	1,049,325	5,991,646
Rumo †	217,473	848,688
Telefonica Brasil ADR	272,891	3,070,024
TIM ADR	155,003	2,247,543
Vale	149,527	2,999,930
Vale ADR	97,965	1,958,320
XP Class A †	24,226	729,203
		38,868,222
Chile − 1.33%
Sociedad Quimica y Minera de Chile ADR	100,000	8,560,000
		8,560,000
China/Hong Kong − 25.96%
Alibaba Group Holding †	363,200	4,956,486
Alibaba Group Holding ADR †	137,900	15,003,520
Baidu ADR †, Ω	49,719	6,577,824
BeiGene †	167,800	2,461,228
China Petroleum & Chemical ADR	31,177	1,543,885
DiDi Global ADR †	81,500	203,750
Hengan International Group	260,500	1,200,326
iQIYI ADR †	59,542	270,321
JD.com Class A †	34,286	974,225
JD.com ADR †	350,000	20,254,500
Joinn Laboratories China Class H #	6,860	62,721
Kunlun Energy	3,360,900	2,904,610
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
Kweichow Moutai Class A	111,913	$ 30,149,558
New Oriental Education & Technology Group ADR †	161,900	186,185
Ping An Insurance Group Co. of China Class H	324,000	2,265,105
Sohu.com ADR †, Ω	429,954	7,231,826
TAL Education Group ADR †	50,701	152,610
Tencent Holdings	720,000	33,187,927
Tencent Music Entertainment Group ADR †	159	774
Tianjin Development Holdings	35,950	7,978
Tingyi Cayman Islands Holding	1,582,000	2,652,768
Trip.com Group ADR †	120,588	2,787,995
Tsingtao Brewery Class H	797,429	6,268,775
Uni-President China Holdings	2,800,000	2,429,809
Weibo Class A †	65,500	1,589,026
Weibo ADR †	40,000	980,400
Wuliangye Yibin Class A	837,792	20,340,038
Zhihu ADR †	15,600	37,752
		166,681,922
India − 12.83%
HCL Technologies	312,400	4,774,361
Indiabulls Real Estate GDR †	44,628	59,720
Infosys	285,200	7,142,166
Natco Pharma	185,519	1,851,273
Reliance Industries	859,880	29,741,165
Reliance Industries GDR 144A #	452,657	31,054,035
Sify Technologies ADR †	91,200	272,688
Tata Consultancy Services	151,800	7,460,271
		82,355,679
Indonesia − 1.32%
Astra International	18,590,600	8,510,579
		8,510,579
Japan − 0.59%
Renesas Electronics †	324,700	3,762,289
		3,762,289
Malaysia − 0.06%
UEM Sunrise †	4,748,132	382,640
		382,640
Mexico − 4.36%
America Movil ADR Class L	162,815	3,443,537
Banco Santander Mexico ADR	276,900	1,450,956
Becle	1,571,000	3,849,700
Cemex ADR †	469,537	2,483,851
Coca-Cola Femsa ADR	75,784	4,164,331
Fomento Economico Mexicano ADR	19,186	1,589,560
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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
Mexico (continued)
Grupo Financiero Banorte Class O	440,979	$ 3,321,643
Grupo Televisa ADR	656,458	7,680,559
		27,984,137
Peru − 0.56%
Cia de Minas Buenaventura ADR †	356,605	3,591,012
		3,591,012
Philippines − 0.05%
Monde Nissin 144A #, †	1,154,800	305,745
		305,745
Republic of Korea − 12.61%
Fila Holdings	101,760	2,618,234
LG Uplus	250,922	2,886,737
Samsung Life Insurance	66,026	3,575,544
SK Hynix	360,000	34,631,716
SK Square †	315,059	14,654,179
SK Telecom	159,405	7,453,500
SK Telecom ADR	590,316	15,129,799
		80,949,709
Russia − 0.25%
ENEL RUSSIA PJSC GDR †	15,101	366
Etalon Group GDR #	354,800	77,916
Gazprom PJSC ADR	1,043,900	490,300
Rosneft Oil PJSC GDR	1,449,104	707,060
Sberbank of Russia PJSC	2,058,929	21,182
Surgutneftegas PJSC ADR	294,652	111,875
T Plus PJSC =	25,634	0
VK GDR †	71,300	49,301
Yandex Class A †, Ω	101,902	119,884
		1,577,884
South Africa − 0.07%
Sun International †	210,726	432,195
Tongaat Hulett †	182,915	48,569
		480,764
Taiwan − 19.68%
Hon Hai Precision Industry	3,881,564	14,252,442
MediaTek	1,125,000	35,010,605
Taiwan Semiconductor Manufacturing	3,756,864	77,066,510
		126,329,557
Turkey − 0.65%
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	34,504
Turkcell Iletisim Hizmetleri	677,165	1,040,319
Turkiye Sise ve Cam Fabrikalari	3,008,750	3,119,129
		4,193,952
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom − 0.35%
Griffin Mining †	1,642,873	$ 2,226,170
		2,226,170
Total Common Stocks (cost $478,480,653)		564,912,180

Convertible Preferred Stock – 0.04%
Republic of Korea − 0.04%
CJ	4,204	250,604
Total Convertible Preferred Stock (cost $470,723)		250,604

Preferred Stocks – 5.17%
Brazil − 0.89%
Centrais Eletricas Brasileiras Class B ω	216,779	1,714,271
Petroleo Brasileiro ADR 16.76% ω	285,509	3,991,416
		5,705,687
Republic of Korea − 4.22%
CJ ω	28,030	1,185,351
Samsung Electronics 1.73% ω	499,750	25,894,771
		27,080,122
Russia − 0.06%
Transneft PJSC ω	3,606	401,620
		401,620
Total Preferred Stocks (cost $16,880,353)		33,187,429

Warrants – 0.03%
Argentina − 0.03%
Irsa Inversiones y Representaciones exercise price 0.18, expiration date 3/5/26	594,450	184,309
Total Warrants (cost $0)		184,309

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO =	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =	146,971	0
Total Participation Notes (cost $4,952,197)		0

Short-Term Investments – 0.93%
Money Market Mutual Funds – 0.93%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.23%)	1,494,031	1,494,031

2    NQ-VIP-868 [3/22] 5/22 (2218560)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.12%)	1,494,031	$ 1,494,031
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	1,494,031	1,494,031
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.23%)	1,494,031	1,494,031
Total Short-Term Investments (cost $5,976,124)		5,976,124

Total Value of Securities−94.16% (cost $506,760,050)		604,510,646
Receivables and Other Assets Net of Liabilities — 5.84%		37,504,367
Net Assets Applicable to 26,082,313 Shares Outstanding — 100.00%	$642,015,013

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $33,418,366, which represents 5.21% of the Series' net assets.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
GS – Goldman Sachs
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
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